Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
Cash and Cash Equivalents	Cash and Cash Equivalents
(1)Cash and cash equivalents as of December 31, 2024 and 2023 consist of the follows:

	December 31, 2024		December 31, 2023
	(In millions of Korean won)
Deposits in banks	228,898		184,082
Total	₩	228,898	₩	184,082
(2)The Group does not have any restricted cash and cash equivalents as of December 31, 2024 and 2023.